Annual Total Returns[BarChart] - ProShares UltraShort Industrials - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(46.20%)	(20.49%)	(33.74%)	(52.53%)	(18.92%)	(4.97%)	(34.67%)	(36.23%)	19.37%	(44.50%)